ACCOUNTS AND NOTES RECEIVABLE, NET	12 Months Ended
Dec. 31, 2020
ACCOUNTS AND NOTES RECEIVABLE, NET
ACCOUNTS AND NOTES RECEIVABLE, NET

6.   ACCOUNTS AND NOTES RECEIVABLE, NET

Accounts and notes receivable, net, consists of the following:

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Accounts receivable	1,287,144	1,184,339	181,507
Notes receivable	28,003	48,746	7,471
Allowance for credit losses	(86,152)	(249,484)	(38,235)
Accounts and notes receivable, net	1,228,995	983,601	150,743

The movements in the allowance for credit losses were as follows:

	As at December 31
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Balance at beginning of the year	(5,794)	(25,105)	(86,152)	(13,203)
Adoption of ASU 2016-13	—	—	(43,724)	(6,701)
Additions	(60,183)	(105,984)	(159,083)	(24,381)
Write-offs	40,872	44,937	39,475	6,050
Balance at end of the year	(25,105)	(86,152)	(249,484)	(38,235)